Financial risk management (Details 9) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	$ 122,628	$ 138,735
Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	512	2,370
Liquidity risk
Financial instruments and risk management
Financial liabilities, carrying amount	151,076	177,666
Non-derivative financial liabilities, Contractual cash flow	167,384	201,125
Liquidity risk | Trade and other payables
Financial instruments and risk management
Financial liabilities, carrying amount	5,192	4,803
Non-derivative financial liabilities, Contractual cash flow	5,192	4,803
Liquidity risk | Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	122,628	138,735
Non-derivative financial liabilities, Contractual cash flow	136,532	161,076
Liquidity risk | Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	8,303	9,495
Non-derivative financial liabilities, Contractual cash flow	9,597	10,443
Liquidity risk | Accounts payable for business acquired
Financial instruments and risk management
Financial liabilities, carrying amount	5,233	9,911
Non-derivative financial liabilities, Contractual cash flow	6,343	10,081
Liquidity risk | Contract liability
Financial instruments and risk management
Financial liabilities, carrying amount	4,021	6,766
Non-derivative financial liabilities, Contractual cash flow	4,021	6,766
Liquidity risk | Other liabilities (current and non-current)
Financial instruments and risk management
Financial liabilities, carrying amount	5,187	5,586
Non-derivative financial liabilities, Contractual cash flow	5,187	5,586
Liquidity risk | Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	512	2,370
Non-derivative financial liabilities, Contractual cash flow	512	2,370
Liquidity risk | 6 months or less
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	59,768	40,779
Liquidity risk | 6 months or less | Trade and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	5,192	4,803
Liquidity risk | 6 months or less | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	44,633	15,714
Liquidity risk | 6 months or less | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	2,342	2,425
Liquidity risk | 6 months or less | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	64	4,938
Liquidity risk | 6 months or less | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	4,021	6,766
Liquidity risk | 6 months or less | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	3,004	3,763
Liquidity risk | 6 months or less | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	512	2,370
Liquidity risk | 6- 12 months
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	23,632	43,641
Liquidity risk | 6- 12 months | Trade and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	20,410	40,168
Liquidity risk | 6- 12 months | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,806	1,984
Liquidity risk | 6- 12 months | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,387	1,489
Liquidity risk | 6- 12 months | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	29	0
Liquidity risk | 6- 12 months | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	53,862	51,069
Liquidity risk | 1-2 years | Trade and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	45,792	46,012
Liquidity risk | 1-2 years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	3,120	3,297
Liquidity risk | 1-2 years | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	4,892	1,713
Liquidity risk | 1-2 years | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	58	47
Liquidity risk | 1-2 years | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	30,122	65,636
Liquidity risk | 2-5 Years | Trade and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	25,697	59,182
Liquidity risk | 2-5 Years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	2,329	2,737
Liquidity risk | 2-5 Years | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	1,941
Liquidity risk | 2-5 Years | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	2,096	1,776
Liquidity risk | 2-5 Years | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	$ 0	$ 0